Quarterly Report
February 29, 2024
MFS®  Intermediate High
Income Fund
CIH-Q1

Portfolio of Investments
2/29/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 139.1%
Aerospace & Defense – 5.0%
Bombardier, Inc., 7.125%, 6/15/2026 (n)	$80,000	$80,670
Bombardier, Inc., 7.5%, 2/01/2029 (n)	86,000	87,229
Bombardier, Inc., 8.75%, 11/15/2030 (n)	54,000	56,565
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)	200,000	198,600
Moog, Inc., 4.25%, 12/15/2027 (n)	222,000	207,759
Spirit AeroSystems, Inc., 9.75%, 11/15/2030 (n)	240,000	257,126
TransDigm, Inc., 5.5%, 11/15/2027	158,000	152,560
TransDigm, Inc., 6.75%, 8/15/2028 (n)	166,000	167,985
TransDigm, Inc., 4.625%, 1/15/2029	151,000	138,468
TransDigm, Inc., 6.375%, 3/01/2029 (n)	44,000	44,199
TransDigm, Inc., 6.875%, 12/15/2030 (n)	304,000	307,621
		$1,698,782
Airlines – 1.2%
Air Canada, 3.875%, 8/15/2026 (n)	$254,000	$240,552
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)	165,426	161,778
		$402,330
Apparel Manufacturers – 0.3%
Wolverine World Wide, Inc., 4%, 8/15/2029 (n)	$120,000	$96,150
Automotive – 2.5%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)	$155,000	$155,803
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)	77,000	77,932
Dana, Inc., 5.375%, 11/15/2027	127,000	122,590
Dana, Inc., 4.25%, 9/01/2030	96,000	82,792
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)	153,000	137,334
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)	126,000	109,620
Wabash National Corp., 4.5%, 10/15/2028 (n)	165,000	150,975
		$837,046
Broadcasting – 1.3%
AMC Networks, Inc., 4.75%, 8/01/2025	$60,000	$57,221
Banijay Group S.A.S., 8.125%, 5/01/2029 (n)	200,000	206,845
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)	211,000	188,381
		$452,447
Brokerage & Asset Managers – 2.9%
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)	$162,000	$166,753
Aretec Escrow Issuer 2, Inc., 10%, 8/15/2030 (n)	154,000	167,668
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)	131,000	120,348
LPL Holdings, Inc., 4%, 3/15/2029 (n)	106,000	97,251
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	149,000	134,779
NFP Corp., 4.875%, 8/15/2028 (n)	164,000	163,590
NFP Corp., 6.875%, 8/15/2028 (n)	130,000	132,030
		$982,419
Building – 5.4%
ABC Supply Co., Inc., 3.875%, 11/15/2029 (n)	$99,000	$88,416
Foundation Building Materials LLC, 6%, 3/01/2029 (n)	184,000	160,555
GYP Holding III Corp., 4.625%, 5/01/2029 (n)	214,000	199,437
Interface, Inc., 5.5%, 12/01/2028 (n)	100,000	93,787
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)	165,000	150,553
New Enterprise Stone & Lime Co., Inc., 5.25%, 7/15/2028 (n)	198,000	188,673
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)	64,000	64,800
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)	201,000	201,754

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – continued
SRM Concrete, 8.875%, 11/15/2031 (n)		$210,000	$222,555
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		72,000	67,927
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		246,000	219,330
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		185,000	180,385
			$1,838,172
Business Services – 1.5%
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		$119,000	$114,132
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		139,000	133,968
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		250,000	250,482
			$498,582
Cable TV – 10.8%
Cable One, Inc., 4%, 11/15/2030 (n)		$282,000	$213,079
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		106,000	100,187
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		572,000	486,592
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		309,000	256,322
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		73,000	54,579
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		200,000	174,326
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		200,000	142,177
CSC Holdings LLC, 11.75%, 1/31/2029 (n)		200,000	209,064
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		200,000	117,615
DIRECTV Financing LLC, 8.875%, 2/01/2030 (n)		37,000	37,247
DISH DBS Corp., 7.75%, 7/01/2026		100,000	63,750
DISH DBS Corp., 5.25%, 12/01/2026 (n)		133,000	106,234
DISH DBS Corp., 5.125%, 6/01/2029		98,000	41,794
DISH Network Corp., 11.75%, 11/15/2027 (n)		67,000	69,853
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		180,000	170,100
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		94,000	84,686
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		291,000	275,185
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		128,000	105,802
Videotron Ltd., 5.125%, 4/15/2027 (n)		107,000	104,844
Videotron Ltd., 3.625%, 6/15/2029 (n)		106,000	95,222
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		225,000	194,246
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		225,000	207,560
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		400,000	342,250
			$3,652,714
Chemicals – 3.6%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$150,000	$144,818
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		163,000	147,731
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		183,000	158,814
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		183,000	166,395
SCIL IV LLC/SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	130,000	152,482
SNF Group SACA, 3.375%, 3/15/2030 (n)		$250,000	215,641
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		210,000	217,281
			$1,203,162
Computer Software – 0.9%
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8%, 6/15/2029 (n)		$152,000	$155,791
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		170,000	156,400
			$312,191
Computer Software - Systems – 2.3%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$244,000	$241,413
Sabre GLBL, Inc., 8.625%, 6/01/2027 (n)		87,000	76,574
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		78,000	73,320
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		304,000	296,035

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
Virtusa Corp., 7.125%, 12/15/2028 (n)		$97,000	$86,027
			$773,369
Conglomerates – 4.8%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$128,000	$119,054
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		307,000	284,899
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		100,000	107,437
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		277,000	277,969
Gates Global LLC, 6.25%, 1/15/2026 (n)		130,000	129,557
Griffon Corp., 5.75%, 3/01/2028		138,000	133,515
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		160,000	142,855
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		130,000	132,369
TriMas Corp., 4.125%, 4/15/2029 (n)		340,000	309,924
			$1,637,579
Construction – 1.0%
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		$84,000	$80,985
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		112,000	100,508
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		178,000	165,200
			$346,693
Consumer Products – 2.7%
Amer Sports Co., 6.75%, 2/16/2031 (n)		$130,000	$129,377
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	100,000	95,608
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$138,000	122,265
HFC Prestige Products, Inc./HFC Prestige International US LLC, 6.625%, 7/15/2030 (n)		253,000	257,111
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		228,000	220,376
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		102,000	88,119
			$912,856
Consumer Services – 6.1%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)		$369,000	$367,717
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)		169,000	143,182
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)		122,000	120,179
GoDaddy, Inc., 3.5%, 3/01/2029 (n)		264,000	235,059
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)		183,000	183,694
Match Group Holdings II LLC, 5%, 12/15/2027 (n)		179,000	170,734
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)		215,000	202,137
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)		54,000	47,705
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)		30,000	25,275
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)		125,000	92,981
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)		135,000	94,558
TriNet Group, Inc., 3.5%, 3/01/2029 (n)		279,000	247,038
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)		153,000	148,410
			$2,078,669
Containers – 4.1%
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)		$200,000	$173,330
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)		255,000	184,888
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)		275,000	238,582
Crown Americas LLC, 5.25%, 4/01/2030		88,000	84,762
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		174,000	166,998
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026		130,000	127,186
Crown European Holdings S.A., 4.75%, 3/15/2029 (n)	EUR	100,000	109,282
Titan Holdings II B.V., 5.125%, 7/15/2029		100,000	94,549
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)		$200,000	194,959
			$1,374,536

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – 2.0%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)	$73,000	$71,581
Entegris, Inc., 4.375%, 4/15/2028 (n)	121,000	113,065
Entegris, Inc., 3.625%, 5/01/2029 (n)	110,000	97,350
Sensata Technologies B.V., 5%, 10/01/2025 (n)	207,000	205,070
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	200,000	194,788
		$681,854
Energy - Independent – 5.4%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$90,000	$94,007
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	45,000	47,407
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	134,000	140,221
Civitas Resources, Inc., 8.625%, 11/01/2030 (n)	45,000	48,154
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	90,000	95,712
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	279,000	257,360
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	174,000	171,172
Matador Resources Co., 6.875%, 4/15/2028 (n)	172,000	174,656
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	137,000	136,205
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	30,000	30,359
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	236,000	230,609
Permian Resources Operating LLC, 7%, 1/15/2032 (n)	96,000	98,571
Sitio Royalties Operating Partnership, LP, 7.875%, 11/01/2028 (n)	181,000	185,000
SM Energy Co., 6.5%, 7/15/2028	121,000	121,151
		$1,830,584
Energy - Integrated – 0.8%
Artera Services LLC, 8.5%, 2/15/2031 (n)	$119,000	$121,565
Citgo Petroleum Corp., 8.375%, 1/15/2029 (n)	152,000	159,626
		$281,191
Entertainment – 5.1%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$143,000	$144,860
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	268,000	264,643
Carnival Corp. PLC, 4%, 8/01/2028 (n)	96,000	88,546
Carnival Corp. PLC, 6%, 5/01/2029 (n)	108,000	105,539
Merlin Entertainments, 7.375%, 2/15/2031 (n)	200,000	200,103
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	153,000	149,443
NCL Corp. Ltd., 7.75%, 2/15/2029 (n)	90,000	92,264
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	142,000	139,273
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	176,000	173,196
SeaWorld Parks & Entertainment, 5.25%, 8/15/2029 (n)	123,000	114,698
Viking Cruises Ltd. Co., 5.875%, 9/15/2027 (n)	61,000	59,628
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	106,000	102,290
VOC Escrow Ltd., 5%, 2/15/2028 (n)	93,000	89,320
		$1,723,803
Financial Institutions – 7.1%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$210,916	$179,327
Credit Acceptance Corp., 9.25%, 12/15/2028 (n)	181,000	191,471
Freedom Mortgage Corp., 7.625%, 5/01/2026 (n)	134,000	133,012
Freedom Mortgage Holdings LLC, 9.25%, 2/01/2029 (n)	38,000	38,578
FTAI Aviation Ltd., 5.5%, 5/01/2028 (n)	87,000	83,299
FTAI Aviation Ltd., 7.875%, 12/01/2030 (n)	101,000	105,899
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	353,529	335,852
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	220,000	195,292
Jefferson Capital Holdings LLC, 9.5%, 2/15/2029 (n)	133,000	134,335
Macquarie AirFinance Holdings Ltd., 8.375%, 5/01/2028 (n)	197,000	206,353
Macquarie AirFinance Holdings Ltd., 8.125%, 3/30/2029 (n)	33,000	34,312
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	263,000	258,574
OneMain Finance Corp., 6.875%, 3/15/2025	140,000	141,400

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
OneMain Finance Corp., 7.125%, 3/15/2026	$213,000	$216,459
OneMain Finance Corp., 5.375%, 11/15/2029	105,000	97,433
PRA Group, Inc., 8.375%, 2/01/2028 (n)	60,000	58,650
		$2,410,246
Food & Beverages – 4.6%
B&G Foods, Inc., 5.25%, 9/15/2027	$135,000	$125,518
B&G Foods, Inc., 8%, 9/15/2028 (n)	56,000	58,299
Chobani LLC/Chobani Finance Corp., 7.625%, 7/01/2029 (n)	15,000	15,078
Fiesta Purchaser, Inc., 7.875%, 3/01/2031 (n)	120,000	123,739
Performance Food Group Co., 5.5%, 10/15/2027 (n)	190,000	186,073
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	131,000	128,596
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	256,000	232,928
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	271,000	245,865
TreeHouse Foods, Inc., 4%, 9/01/2028	169,000	149,143
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	215,000	201,836
United Natural Foods, Inc., 6.75%, 10/15/2028 (n)	98,000	81,608
		$1,548,683
Gaming & Lodging – 4.9%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$86,000	$78,518
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	157,000	160,840
Caesars Entertainment, Inc., 6.5%, 2/15/2032 (n)	45,000	45,337
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	182,000	186,875
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	155,000	152,904
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030 (n)	223,000	214,271
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	224,000	188,160
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	196,000	182,231
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	200,000	187,912
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	200,000	188,661
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.125%, 2/15/2031 (n)	73,000	75,386
		$1,661,095
Industrial – 2.0%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$200,000	$197,780
APi Escrow Corp., 4.75%, 10/15/2029 (n)	265,000	245,787
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	237,000	222,548
		$666,115
Insurance - Property & Casualty – 4.7%
Acrisure LLC/Acrisure Finance, Inc., 8.25%, 2/01/2029 (n)	$89,000	$87,935
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	20,000	17,739
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	92,000	82,828
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	123,000	119,498
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	220,000	201,386
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7%, 1/15/2031 (n)	118,000	117,539
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	184,000	169,703
Ardonagh Finco Ltd., 7.75%, 2/15/2031 (n)	200,000	197,520
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	136,000	125,096
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	112,000	112,189
Hub International Ltd., 5.625%, 12/01/2029 (n)	154,000	142,934
Hub International Ltd., 7.25%, 6/15/2030 (n)	125,000	127,513
Hub International Ltd., 7.375%, 1/31/2032 (n)	100,000	100,317
		$1,602,197
Machinery & Tools – 1.4%
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	$274,000	$288,042
Terex Corp., 5%, 5/15/2029 (n)	183,000	170,886
		$458,928

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – 0.6%
Toronto-Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$200,000	$208,152
Medical & Health Technology & Services – 8.1%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$200,000	$179,000
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	287,000	270,894
Bausch & Lomb Escrow Corp., 8.375%, 10/01/2028 (n)	127,000	132,715
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	277,000	249,890
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	102,000	97,548
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	216,000	135,125
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	229,000	182,703
Encompass Health Corp., 5.75%, 9/15/2025	30,000	29,894
Encompass Health Corp., 4.75%, 2/01/2030	207,000	192,030
Encompass Health Corp., 4.625%, 4/01/2031	30,000	27,155
IQVIA, Inc., 5%, 5/15/2027 (n)	200,000	194,708
IQVIA, Inc., 6.5%, 5/15/2030 (n)	200,000	202,772
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	148,000	137,287
Star Parent, Inc., 9%, 10/01/2030 (n)	133,000	140,364
Tenet Healthcare Corp., 6.125%, 10/01/2028	128,000	126,560
Tenet Healthcare Corp., 4.375%, 1/15/2030	109,000	99,832
Tenet Healthcare Corp., 6.125%, 6/15/2030	179,000	177,274
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	79,000	79,691
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	115,000	104,083
		$2,759,525
Medical Equipment – 1.3%
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	$163,000	$172,797
Medline Borrower LP, 5.25%, 10/01/2029 (n)	230,000	212,747
Teleflex, Inc., 4.625%, 11/15/2027	74,000	70,660
		$456,204
Metals & Mining – 4.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$166,000	$148,594
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	427,000	382,656
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	221,000	145,266
GrafTech Finance, Inc., 9.875%, 12/15/2028 (n)	43,000	34,142
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	212,000	195,472
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	112,000	95,699
Novelis Corp., 3.25%, 11/15/2026 (n)	128,000	118,701
Novelis Corp., 4.75%, 1/30/2030 (n)	187,000	170,770
Novelis Corp., 3.875%, 8/15/2031 (n)	86,000	72,778
Petra Diamonds US$ Treasury PLC, 9.75%, 3/08/2026 (n)	98,203	78,562
Taseko Mines Ltd., 7%, 2/15/2026 (n)	138,000	135,884
		$1,578,524
Midstream – 7.0%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$177,000	$161,733
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	224,000	201,664
EQM Midstream Partners LP, 5.5%, 7/15/2028	338,000	331,498
EQT Midstream Partners LP, 6.375%, 4/01/2029 (n)	45,000	45,129
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	211,000	205,601
NuStar Logistics, LP, 6.375%, 10/01/2030	152,000	152,430
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	247,000	234,650
Tallgrass Energy Partners LP, 7.375%, 2/15/2029 (n)	88,000	87,803
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	170,000	152,577
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	80,000	79,873
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	145,000	127,261
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	196,000	199,118
Venture Global LNG, Inc., 9.5%, 2/01/2029 (n)	178,000	189,786

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)		$212,000	$214,430
			$2,383,553
Natural Gas - Pipeline – 0.1%
Prairie Acquiror LP, 9%, 8/01/2029 (n)		$45,000	$45,342
Network & Telecom – 0.6%
Iliad Holding S.A.S., 7%, 10/15/2028 (n)		$200,000	$197,891
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)		$91,000	$89,635
Nabors Industries Ltd., 7.5%, 1/15/2028 (n)		44,000	40,480
Nabors Industries Ltd., 9.125%, 1/31/2030 (n)		73,000	74,825
			$204,940
Oils – 1.4%
Parkland Corp., 4.625%, 5/01/2030 (n)		$328,000	$299,615
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		175,000	170,187
			$469,802
Other Banks & Diversified Financials – 0.6%
Howden UK Refinance PLC/Howden UK Refinance 2 PLC/Howden US Refinance LLC, 7.25%, 2/15/2031 (n)		$200,000	$200,300
Personal Computers & Peripherals – 0.9%
NCR Voyix Corp., 5%, 10/01/2028 (n)		$207,000	$192,382
NCR Voyix Corp., 5.125%, 4/15/2029 (n)		110,000	101,989
			$294,371
Pharmaceuticals – 1.4%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$108,000	$105,576
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		116,000	78,010
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		24,000	14,114
Grifols S.A., 3.2%, 5/01/2025	EUR	100,000	103,839
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		$200,000	171,424
			$472,963
Pollution Control – 1.7%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$37,000	$36,346
GFL Environmental, Inc., 4%, 8/01/2028 (n)		176,000	161,369
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		65,000	60,862
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		80,000	72,886
GFL Environmental, Inc., 6.75%, 1/15/2031 (n)		34,000	34,777
Stericycle, Inc., 3.875%, 1/15/2029 (n)		233,000	209,681
			$575,921
Precious Metals & Minerals – 1.2%
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)		$110,000	$101,284
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)		110,000	103,023
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		209,000	186,537
			$390,844
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026		$150,000	$149,349
Real Estate - Other – 1.1%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$251,000	$257,069
XHR LP, REIT, 4.875%, 6/01/2029 (n)		143,000	132,061
			$389,130

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Restaurants – 0.5%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$183,000	$161,635
Retailers – 2.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$140,000	$127,532
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)		151,000	134,768
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		132,000	127,125
Maxeda DIY Holding B.V., 5.875%, 10/01/2026	EUR	100,000	90,156
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		$128,000	125,547
Penske Automotive Group Co., 3.75%, 6/15/2029		205,000	181,576
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)		158,000	133,277
			$919,981
Specialty Stores – 1.2%
Michael Cos., Inc., 5.25%, 5/01/2028 (n)		$105,000	$81,522
Michael Cos., Inc., 7.875%, 5/01/2029 (n)		109,000	70,381
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)		250,000	247,042
			$398,945
Supermarkets – 1.2%
KeHE Distributors LLC/KeHE Finance Corp., 9%, 2/15/2029 (n)		$150,000	$150,440
Ocado Group PLC, 3.875%, 10/08/2026	GBP	100,000	109,781
Picard Bondco S.A., 5.375%, 7/01/2027	EUR	124,000	130,749
			$390,970
Telecommunications - Wireless – 1.6%
Altice France S.A., 5.125%, 7/15/2029 (n)		$200,000	$151,029
SBA Communications Corp., 3.875%, 2/15/2027		145,000	136,820
SBA Communications Corp., 3.125%, 2/01/2029		269,000	238,064
			$525,913
U.S. Treasury Obligations – 0.7%
U.S. Treasury Notes, 3%, 6/30/2024		$256,000	$254,010
Utilities - Electric Power – 5.1%
Calpine Corp., 4.5%, 2/15/2028 (n)		$233,000	$219,474
Calpine Corp., 5.125%, 3/15/2028 (n)		165,000	156,856
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)		132,000	123,399
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)		346,000	291,770
Clearway Energy Operating LLC, 3.75%, 1/15/2032 (n)		48,000	40,150
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)		43,000	42,439
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)		29,000	27,985
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)		172,000	160,466
NextEra Energy, Inc., 7.25%, 1/15/2029 (n)		177,000	179,919
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)		155,000	152,698
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)		241,000	227,725
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)		108,000	97,642
			$1,720,523
Total Bonds			$47,111,181
Common Stocks – 0.5%
Cable TV – 0.2%
Intelsat Emergence S.A. (a)		2,073	$53,380
Oil Services – 0.3%
LTRI Holdings LP (a)(u)		200	$101,234
Total Common Stocks			$154,614

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Convertible Bonds – 0.2%
Utilities - Electric Power – 0.2%
Pacific Gas and Electric Corp., 4.25%, 12/01/2027 (n)	$71,000	$70,929
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a)	GBP 1.14	N/A	3,500	$663

Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.37% (v)	890,050	$890,050
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Market Index Securities – 0.0%
Russell 2000 Index – December 2024 @ $1,500	Put	Exchange Traded	$ 1,027,421	5	$8,520
Other Assets, Less Liabilities – (42.4)%	(14,368,491)
Net Assets – 100.0%	$33,867,466
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $890,050 and $47,345,907, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $41,989,197, representing 124.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDI	Interbank Deposit Certificates
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
Derivative Contracts at 2/29/24
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	491,967	EUR	450,643	Merrill Lynch International	4/19/2024	$3,999
USD	200,665	EUR	184,593	State Street Bank Corp.	4/19/2024	782
USD	113,711	GBP	89,162	State Street Bank Corp.	4/19/2024	1,131
						$5,912

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
USD	93,526	EUR	86,513	JPMorgan Chase Bank N.A.	4/19/2024	$(152)
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/29/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of February 29, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$8,520	$—	$101,234	$109,754
Luxembourg	—	53,380	—	53,380
United Kingdom	—	663	—	663
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	254,010	—	254,010
U.S. Corporate Bonds	—	38,322,525	—	38,322,525
Foreign Bonds	—	8,605,575	—	8,605,575
Mutual Funds	890,050	—	—	890,050
Total	$898,570	$47,236,153	$101,234	$48,235,957
Other Financial Instruments
Forward Foreign Currency Exchange Contracts – Assets	$—	$5,912	$—	$5,912
Forward Foreign Currency Exchange Contracts – Liabilities	—	(152)	—	(152)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/23	$71,234
Change in unrealized appreciation or depreciation	30,000
Balance as of 2/29/24	$101,234
At February 29, 2024, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,807,807	$2,754,526	$3,672,235	$84	$(132)	$890,050
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$17,374	$—